Equity - Valuation adjustments (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Equity [abstract]
Actuarial gains and losses	$ 1,248	$ (390)
Hedging instruments and other	(3,417)	(11,169)
Valuation adjustments	$ (2,169)	$ (11,559)